Provisions - Additional Information (Details) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) exercise	Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Loss allowance	£ 378	£ 378	£ 364
Additional provisions		£ 516
Number of customer remediation exercises | exercise		2
Financial Conduct Authority Civil Regulatory Investigation, Money Laundering Regulations 2007
Disclosure of other provisions [line items]
Losses on litigation settlements	108
No later than one year
Disclosure of other provisions [line items]
Loss allowance	130	£ 130	180
Customer remediation
Disclosure of other provisions [line items]
Loss allowance	90	90	44
Additional provisions		77
Consumer remediation, Consumer Credit Act Compliance
Disclosure of other provisions [line items]
Loss allowance	0	0	£ 6
PPI, current stock and estimated future claim
Disclosure of other provisions [line items]
Additional provisions		£ 24
Regulatory related UK Bank Levy
Disclosure of other provisions [line items]
Bank Levy rate		0.10%	0.10%
Restructuring
Disclosure of other provisions [line items]
Loss allowance	£ 21	£ 21	£ 28
Additional provisions		23
Provisions for costs related to transformation programs		19
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions		186
Fraud losses
Disclosure of other provisions [line items]
Additional provisions		£ 153